DERIVATIVE INSTRUMENTS - Schedule of Offsetting Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total derivative assets
Gross amount of derivative instruments	$ 1,693	$ 1,391
Counterparty netting	(82)	(30)
Cash collateral	(1,548)	(1,298)
Net amount presented on the statements of financial position	63	63
Collateral (received) pledged in invested assets	(28)	0
Net amount after collateral	35	63
Total derivative liabilities
Gross amount of derivative instruments	(119)	(57)
Counterparty netting	82	30
Cash collateral	0	0
Net amount presented on the statements of financial position	(37)	(27)
Collateral (received) pledged in invested assets	0	23
Net amount after collateral	(37)	(4)
Excluding collateral held in excess	115
Excluding initial margin	$ 64
Collaterals held in cash and invested assets that are excess collateral		$ 76